X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (65.77%)
COMMUNICATIONS (5.71%)
Alphabet, Inc., Class C	5,368	$838,643
AppLovin Corp., Class A(a)	2,150	569,686
Booking Holdings, Inc.	113	520,581
Expedia Group, Inc.	3,089	519,261
Meta Platforms, Inc., Class A	1,842	1,061,655
Zillow Group, Inc., Class C(a)	2,688	184,289
		3,694,115

CONSUMER DISCRETIONARY (14.49%)
Amazon.com, Inc.(a)	3,553	675,994
Chipotle Mexican Grill, Inc.(a)	12,489	627,073
Copart, Inc.(a)	16,537	935,829
Domino's Pizza, Inc.	813	373,533
Home Depot, Inc.	1,707	625,598
Lennar Corp., Class A	5,563	638,521
MercadoLibre, Inc.(a)	439	856,432
PulteGroup, Inc.	7,635	784,878
RH(a)	2,005	469,992
Skechers USA, Inc., Class A(a)	12,201	692,773
Tesla, Inc.(a)	3,379	875,702
TJX Cos., Inc.	8,367	1,019,101
Tractor Supply Co.	14,993	826,114
		9,401,540

CONSUMER STAPLES (7.18%)
Altria Group, Inc.	11,763	706,015
Costco Wholesale Corp.	1,283	1,213,436
Dollar General Corp.	4,069	357,787
Philip Morris International, Inc.	6,293	998,888
Walmart, Inc.	15,660	1,374,791
		4,650,917

ENERGY (5.68%)
EOG Resources, Inc.	4,445	570,027
Expand Energy Corp.	6,943	772,895
New Fortress Energy, Inc.	21,218	176,322
Occidental Petroleum Corp.	16,800	829,248
Suncor Energy, Inc.	34,429	1,333,090
		3,681,582

FINANCIALS (9.58%)
Ally Financial, Inc.	12,765	465,540
Berkshire Hathaway, Inc., Class B(a)	2,064	1,099,246
Chubb, Ltd.	3,059	923,787
Coinbase Global, Inc.(a)	1,627	280,218
Intercontinental Exchange, Inc.	2,249	387,953
JPMorgan Chase & Co.	3,982	976,784
MarketAxess Holdings, Inc.	1,736	375,584
Mastercard, Inc., Class A	1,372	752,020

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Description	Shares	Value
FINANCIALS (continued)
OFG Bancorp	3,525	$141,071
PayPal Holdings, Inc.(a)	6,893	449,768
Truist Financial Corp.	8,800	362,120
		6,214,091

HEALTH CARE (3.02%)
AbbVie, Inc.	2,411	505,153
Amgen, Inc.	2,399	747,408
Bausch Health Cos., Inc.(a)	11,163	72,225
Johnson & Johnson	3,835	635,996
		1,960,782

INDUSTRIALS (8.54%)
Fastenal Co.	9,864	764,953
Generac Holdings, Inc.(a)	3,689	467,212
General Dynamics Corp.	3,053	832,187
Lockheed Martin Corp.	1,503	671,405
RXO, Inc.(a)	12,048	230,117
TransDigm Group, Inc.	621	859,023
United Rentals, Inc.	1,571	984,545
XPO, Inc.(a)	6,686	719,280
		5,528,722

MATERIALS (3.31%)
Freeport-McMoRan, Inc.	11,856	448,868
Glencore PLC, ADR	68,170	498,323
Rio Tinto PLC, ADR	6,415	385,413
Tecnoglass, Inc.	6,824	488,257
Vale SA, ADR	33,081	330,148
		2,151,009

TECHNOLOGY (8.26%)
Advanced Micro Devices, Inc.(a)	6,506	668,426
Akamai Technologies, Inc.(a)	4,290	345,345
Booz Allen Hamilton Holding Corp.	2,670	279,229
Fortinet, Inc.(a)	7,711	742,261
Garmin, Ltd.	4,478	972,308
Micron Technology, Inc.	8,153	708,415
Oracle Corp.	2,983	417,053
Palantir Technologies, Inc., Class A(a)	7,630	643,971
Shopify, Inc., Class A(a)	6,103	582,714
		5,359,722

TOTAL COMMON STOCKS (Cost $34,876,993)		42,642,480

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES (28.46%)
Residential (28.46%)
Ginnie Mae II Pool, Series MA6540 - 2021 03/20/50, 2.50%	$1,640,302	$1,399,763
Ginnie Mae II Pool, Series MA7533 - 2021 08/20/51, 2.00%	4,841,330	3,961,382
Ginnie Mae II Pool, Series MA7648 - 2021 10/20/51, 2.00%	4,728,305	3,868,900
Ginnie Mae II Pool, Series MA7704 - 2021 11/20/51, 2.00%	4,207,745	3,442,956
Ginnie Mae II Pool, Series MA7766 - 2021 12/20/51, 2.00%	3,539,613	2,896,262
Ginnie Mae II Pool, Series 2020- 12/20/50, 2.00%	1,155,549	929,107
Ginnie Mae II Pool, Series 785657 - 2021 10/20/51, 2.50%	2,304,293	1,953,811

TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,712,939)		18,452,181

GOVERNMENT BONDS (2.40%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,508,590
U.S. Treasury Notes
10/31/26, 1.63%	45,600	43,990

TOTAL GOVERNMENT BONDS (Cost $1,572,123)		1,552,580

SHORT-TERM INVESTMENTS (3.22%)
U.S. Treasury Bills
05/08/25, 3.17%	2,100,000	2,090,859

TOTAL SHORT-TERM INVESTMENTS (Cost $2,090,953)		2,090,859

TOTAL INVESTMENTS (99.85%) (Cost $57,253,008)		64,738,100
Other Assets In Excess Of Liabilities (0.15%)		95,954
NET ASSETS (100.00%)		$64,834,054

(a)	Non-income producing security.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$42,642,480	$–	$–	$42,642,480
Government Bonds	1,552,580	–	–	1,552,580
Mortgage-Backed Securities	–	18,452,181	–	18,452,181
Short-Term Investments	2,090,859	–	–	2,090,859
Total	$46,285,919	$18,452,181	$–	$64,738,100

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at March 31, 2025.